 Supplement to the Statement of Additional Information dated February 19, 1999

                               ----------------

                           NUVEEN TAXABLE FUNDS INC.

                        Nuveen Dividend and Growth Fund

                               ----------------

  In the section of the Statement of Additional Information entitled "Additional Information on the Purchase and Redemption of Fund Shares" under Reduction or Elimination of Contingent Deferred Sales Charge, the waiver or reduction of the CDSC for redemptions made pursuant to a Fund's systematic investment plan is hereby amended and restated as follows:

    The CDSC may be waived for redemptions, made on or after December 15, 1999 pursuant to a fund's systematic withdrawal plan, of up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder.




                       PLEASE RETAIN FOR FUTURE REFERENCE

                                                              VGN-S-10-SAI 12-99